Note 39 - Current and Non-Current Assets (actual & previous) (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Amounts recovered or settled within one year [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	€ 147,494	€ 178,416
Interbank balances (w/o central banks)	6,154	5,535
Central bank funds sold and securities purchased under resale agreements	32,061	8,263
Securities borrowed	32	32
Financial assets at fair value through profit or loss	538,650	459,625
Financial assets at fair value through other comprehensive income	10,539	7,393
Equity method investments	0	0
Loans at amortized cost	131,164	133,131
Property and equipment	0	0
Goodwill and other intangible assets	0	0
Other assets	77,235	93,111
Assets for current tax	1,287	1,084
Total assets before deferred tax assets	944,616	886,590
Amounts recovered or settled after one year [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	0	0
Interbank balances (w/o central banks)	6	606
Central bank funds sold and securities purchased under resale agreements	8,742	6,462
Securities borrowed	11	6
Financial assets at fair value through profit or loss	7,246	5,648
Financial assets at fair value through other comprehensive income	31,551	28,152
Equity method investments	1,028	1,013
Loans at amortized cost	352,733	346,222
Property and equipment	6,193	6,185
Goodwill and other intangible assets	7,749	7,327
Other assets	23,943	21,587
Assets for current tax	514	429
Total assets before deferred tax assets	439,715	423,637
Total [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	147,494	178,416
Interbank balances (w/o central banks)	6,160	6,140
Central bank funds sold and securities purchased under resale agreements	40,803	14,725
Securities borrowed	44	39
Financial assets at fair value through profit or loss	545,895	465,273
Financial assets at fair value through other comprehensive income	42,090	35,546
Equity method investments	1,028	1,013
Loans at amortized cost	483,897	479,353
Property and equipment	6,193	6,185
Goodwill and other intangible assets	7,749	7,327
Other assets	101,178	114,698
Assets for current tax	1,801	1,513
Total assets before deferred tax assets	1,384,331	1,310,227
Deferred tax assets	6,702	7,039
Total assets	€ 1,391,033	€ 1,317,266